GOODWILL AND INTANGIBLE ASSET (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning of year
Acquired goodwill		61,000
Impairment		(61,000)
End of year